INCOME TAXES - Components of the Company's loss before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Loss before income taxes:
Domestic			$ (74,059)	$ (50,284)
Foreign			214	(4,060)
Loss before provision for income taxes	$ (8,575)	$ (12,870)	$ (73,845)	$ (54,344)